Share Purchase Warrants (Details 4)	12 Months Ended
Jan. 31, 2025 $ / shares shares
Statement [Line Items]
Number of warrants | shares	3,571,429
Expire date	Mar. 14, 2028
Exercise price per share | $ / shares	$ 0.11
Warrants of MedMelior 1 [Member]
Statement [Line Items]
Number of warrants | shares	221,333
Expire date	May 23, 2025
Exercise price per share | $ / shares	$ 1.25